Condensed Interim Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Condensed Interim Consolidated Balance Sheets [Abstract]
Provision for doubtful accounts	$ 20	$ 20